INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials	$ 884		$ 583
Work in process	420		360
Finished products	3,048	[1]	5,793	[1]
Inventories	4,352		6,736
Inventory delivered to customers but not recognized in revenue	$ 2,109		$ 4,977

[1]	Includes amounts of $ 2,109 and $ 4,977 for 2013 and 2012, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met yet.